CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020
Current assets
Cash	$ 2,093		$ 792,416
Prepaid expenses	236,028		343,839
Total Current Assets	238,121		1,136,255
Marketable securities held in Trust Account	230,146,571		230,091,362
TOTAL ASSETS	230,384,692		231,227,617
Current liabilities
Accounts payable and accrued expenses	2,010,524		859,811
Promissory note - related party	90,000
Total current liabilities	2,100,524		859,811
Warrant liability	35,972,385		25,489,000
Deferred underwriting fee payable	8,050,000		8,050,000
TOTAL LIABILITIES	46,122,909		34,398,811
Commitments and Contingencies
Shareholders' Deficit
Additional paid-in capital	26,754,301		14,187,406
Accumulated deficit	(21,755,380)		(9,188,357)
Total Shareholders' Deficit	5,000,003	$ 5,000,007	5,000,006	$ 20,266	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	230,384,692		231,227,617
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575		$ 575